Schedule of Income Tax Expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax expense			$ 534,661	$ 797,147
Deferred income tax benefit			43,642	(273,666)
Total income tax expense	$ 48,479	$ 70,529	$ 578,303	$ 523,481